6. Long-term investments (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
LONG-TERM INVESTMENTS
Company's share of the loss of the joint venture	$ 46	$ 26
Accrued interest expense	69	64
Oyu Tolgoi JV investment carrying value	$ 111	$ 149